Accounts and Bills Receivable, Net	12 Months Ended
Mar. 31, 2014
Text Block [Abstract]
Accounts and Bills Receivable, Net
8.	ACCOUNTS AND BILLS RECEIVABLE, NET

	March 31, 2014	March 31, 2013
	US$	US$
Accounts receivable	15,833,127	9,673,986
Less: Allowance for doubtful accounts	(74,413)	—

Accounts receivable, net	15,758,714	9,673,986
Bills receivable	5,458,170	10,039,622

Accounts and bills receivable, net	21,216,884	19,713,608

	Fiscal years ended
	March 31, 2014	March 31, 2013	March 31, 2012
	US$	US$	US$
Allowance for doubtful accounts:
Balance at beginning of fiscal year	—	—	768
Additions	74,413	—	—
Amount written-off as uncollectible during the fiscal year	—	—	(768)

Balance at end of fiscal year	74,413	—	—